SUBSEQUENT EVENTS (Details) (Subsequent event) In Millions, except Share data, unless otherwise specified	0 Months Ended		0 Months Ended
	Feb. 28, 2013 Meadows Holdback Agreement Stronach shareholder USD ($)	Feb. 13, 2013 Flex industrial properties USD ($) item	Feb. 13, 2013 Flex industrial properties First mortgage debt USD ($)	Feb. 13, 2013 Flex industrial properties Unsecured senior revolving credit facility maturing 2015 USD ($)	Jan. 03, 2013 REIT Conversion Stapled Units	Jan. 03, 2013 REIT Conversion Stapled Units Granite Plan Option Holders	Jan. 03, 2013 REIT Conversion Granite REIT Stapled Units	Feb. 14, 2013 REIT Conversion Granite REIT Stapled Units Distributions declared CAD	Jan. 15, 2013 REIT Conversion Granite REIT Stapled Units Distributions declared CAD	Feb. 16, 2013 REIT Conversion Granite REIT Stapled Units Distributions paid CAD
Subsequent Events
Exchange ratio of common shares					1	1
Number of units of Granite Real Estate Investment Trust included in stapled units							1
Number of common shares of Granite REIT, Inc included in stapled units							1
Distributions per stapled unit								0.175	0.175
Distributions								8.2	8.2	8.2
Percentage of interest acquired		90.00%
Number of income-producing properties acquired located in the United States		2
Purchase price consideration		35.8
Debt issued to fund acquisition of income-producing properties			21.5	14.3
Settlement agreement, aggregate amount	10
Settlement agreement, amount to be settled in cash	3
Settlement agreement, promissory note	7
Settlement agreement, promissory note monthly installment	$ 1